SUPPLEMENT DATED JUNE 9, 2022
To the following variable annuity prospectuses:

Allianz VisionSM New York
 For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
Dated April 29, 2022
ISSUED BY
Allianz Life Insurance Company of New York and Allianz Life® of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

The following replaces information on the Lowest Annual Cost and Highest Annual Cost in the Important Information You Should Consider About the Contract section of the prospectus.

	Lowest Annual Cost	Highest Annual Cost
Allianz VisionSM New York for Contracts issued on or prior to April 26, 2013	$1,740	$5,861
Allianz VisionSM New York for Contracts issued on or after April 29, 2013	$1,740	$5,861

PRO-005-0422
(VNY-146, VNY-400)

Allianz VisionSM New York
for Contracts issued on or prior to April 26, 2013
The following replaces the Example in the Fee Tables section of the prospectus.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$13,462	$24,760	$35,553	$66,286
Minimum Investment Option expense	$12,492	$21,974	$30,033	$51,271

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$14,169	$28,036	$41,234	$73,476
Minimum Investment Option expense	$13,256	$24,765	$34,894	$57,079

Short Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$13,702	$23,688	$32,241	$68,136
Minimum Investment Option expense	$12,736	$20,984	$26,870	$53,467

No Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,317	$19,121	$32,672	$68,860
Minimum Investment Option expense	$5,353	$16,426	$27,325	$54,297

(2)	If you fully annuitize your Contract at the end of the applicable time period.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$18,130	$31,123	$66,256
Minimum Investment Option expense	N/A*	$15,374	$25,603	$51,241

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$20,556	$35,044	$73,446
Minimum Investment Option expense	N/A*	$17,285	$28,734	$57,079

Short Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$18,818	$32,211	$68,106
Minimum Investment Option expense	N/A*	$16,114	$26,840	$53,437

No Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$19,091	$32,642	$68,830
Minimum Investment Option expense	N/A*	$16,396	$27,295	$54,267

*	The earliest available Income Date is the second Contract Anniversary.

(3)	If you do not surrender your Contract.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$5,982	$18,160	$31,153	$66,286
Minimum Investment Option expense	$5,012	$15,374	$25,633	$51,271

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,689	$20,556	$35,074	$73,476
Minimum Investment Option expense	$5,776	$17,285	$28,734	$57,079

Short Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,222	$18,848	$32,241	$68,136
Minimum Investment Option expense	$5,256	$16,144	$26,870	$53,467

No Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,317	$19,121	$32,672	$68,860
Minimum Investment Option expense	$5,353	$16,426	$27,325	$54,297
PRO-005-0422
(VNY-146, VNY-400)

Allianz VisionSM New York
for Contracts issued on or after April 29, 2013
The following replaces the Example in the Fee Tables section of the prospectus to reflect the correct costs.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$13,482	$24,818	$35,646	$66,457
Minimum Investment Option expense	$12,492	$21,974	$30,053	$51,384

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$14,169	$28,036	$41,273	$73,601
Minimum Investment Option expense	$13,256	$24,765	$34,894	$57,079

(2)	If you annuitize your Contract at the end of the applicable time period.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$18,168	$31,196	$66,407
Minimum Investment Option expense	N/A*	$15,374	$25,603	$51,334

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$20,556	$35,063	$73,551
Minimum Investment Option expense	N/A*	$17,285	$28,734	$57,079

*	The earliest available Income Date is the second Contract Anniversary.

(3)	If you do not surrender your Contract.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,002	$18,218	$31,246	$66,457
Minimum Investment Option expense	$5,012	$15,374	$25,653	$51,384

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,689	$20,556	$35,113	$73,601
Minimum Investment Option expense	$5,776	$17,285	$28,734	$57,079

PRO-005-0422
(VNY-146, VNY-400)